Segment and Geographic Information	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment and Geographic Information

13.    Segment and Geographic Information

The Company operates in one segment related to the design, development and sale of high performance, low power semiconductors for the home entertainment and cloud computing markets. The Company’s chief operating decision maker is its chief executive officer, who reviews the Company’s operating results on an aggregate basis for the purpose of evaluating financial performance and allocating resources.

The following table sets forth the Company’s revenue by geographic region:

	Year Ended December 31,			For the Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Hong Kong	$27,382	$48,911	$72,570	$50,002	$68,404
Asia Pacific	581	44	1,325	1,236	2,782
United States	977	1,115	3,160	2,644	2,655
Europe	138	268	1,190	656	1,607

	$29,078	$50,338	$78,245	$54,538	$75,448

As of December 31, 2012 and September 30, 2013 (unaudited), substantially all of the Company’s long-lived tangible assets were located in the Asia Pacific region.

The following table sets forth the Company’s revenue generated from sales of semiconductors solutions for the home entertainment and cloud computing markets:

	Year Ended December 31,			For the Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Home entertainment	$27,991	$48,995	$73,611	$50,614	$68,371
Cloud computing market	1,087	1,343	4,634	3,924	7,077

	$29,078	$50,338	$78,245	$54,538	$75,448